Equity Capital Structure	6 Months Ended
Jun. 30, 2024
Equity Capital Structure [Abstract]
Equity Capital Structure
8.	Equity Capital Structure:

Under Toro’s initial Articles of Incorporation dated July 29, 2022, Toro’s authorized capital stock consisted of 1,000 shares par value $0.001 per share. On March 2, 2023, the Company’s articles of incorporation were amended and restated and Toro’s authorized capital stock was increased to 3,900,000,000 common shares, par value $0.001 per share and 100,000,000 preferred shares, par value $0.001 per share. For a further description of the terms and rights of the Company’s capital stock and details of its equity transactions prior to January 1, 2024, please refer to Note 7 to the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report. That description is supplemented by the below new activities during the six-month period ended June 30, 2024.

As of June 30, 2024, Toro had 19,093,853 common shares issued and outstanding including 2,000,000 restricted common shares issued pursuant to the Equity Incentive Plan (as defined and discussed in Note 12).

Share Repurchase Program

On November 6, 2023, the Board of Directors of the Company approved a share repurchase program, authorizing the repurchase of up to $5.0 million of the Company’s common shares commencing November 10, 2023, through to March 31, 2024. During the year ended December 31, 2023, the Company repurchased under its share repurchase program 222,600 shares of common stock in open market transactions at an average price of $4.69 per share, for an aggregate consideration of $1.0 million. On December 27, 2023, 179,251 of these repurchased common shares were cancelled and removed from the Company’s share capital and on January 3, 2024, the remaining 43,349 repurchased common shares were cancelled and removed from the Company’s share capital.

The share repurchase program was terminated on March 31, 2024 in accordance with its terms. During the three months ended March 31, 2024, the Company repurchased under its share repurchase program an additional 644,556 shares of common stock in open market transactions at an average price of $5.77 per share, for an aggregate consideration of $3.7 million, which were cancelled and removed from the Company’s share capital. This brought the total number of shares repurchased under the program to 867,156 common shares at an average price of $5.50 per share.